Document and Entity Information	3 Months Ended
Mar. 31, 2013
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	false
Document Period End Date	Mar. 31, 2013
Trading Symbol	ARNI
Entity Registrant Name	Arno Therapeutics, Inc
Entity Central Index Key	0001195116
Entity Filer Category	Smaller Reporting Company